Government assistance	12 Months Ended
Jun. 30, 2022
Government assistance
Government assistance

21.Government assistance

The outbreak of the novel strain of coronavirus, specifically identified as “COVID-19”, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Government Canada and the Bank of Canada have responded with significant monetary and fiscal interventions designed to stabilize economic conditions as temporary measures and one of them is the Canada Emergency Wage Subsidy (CEWS). The CEWS program offers assistance in the form of wage subsidy for qualifying businesses faced with specified levels of revenue decline, and the subsidy is targeted to either retain workforce on payroll or to re-hire furloughed employees.

The Company received $nil under the CEWS for the fiscal year ended June 30, 2022 (June 30, 2021- $107) which was recorded as an offset against salaries and wages in operating expenses in the consolidated statements of income (loss) and comprehensive income (loss).